Change in standards, interpretations and accounting policies	12 Months Ended
Dec. 31, 2021
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Change in standards, interpretations and accounting policies

4. Change in standards, interpretations and accounting policies

a) Adoption of new accounting standards

The accounting policies used in these annual consolidated financial statements are consistent with those applied by the Company in its December 31, 2020 and 2019 audited annual consolidated financial statements except for the amendments to certain accounting standards which are relevant to the Company and were adopted by the Company since January 1, 2020 as described below.

Amendments to IFRS 3, Business Combinations or IFRS 3

The amendments to IFRS 3 clarifies the definition of a business and includes an optional concentration test to determine whether an acquired set of activities and assets is a business. These amendments were adopted on January 1, 2020 and are applied prospectively to acquisitions made on or after this date.

Amendment to IFRS 16, Leases or IFRS 16 for COVID-19-Related Rent Concessions - IFRS 16 has been revised to incorporate an amendment issued by the IASB in May 2020. The amendment permits lessees not to assess whether particular COVID-19-related rent concessions are lease modifications and, instead, account for those rent concessions as if they were not lease modifications. In addition, the amendment to IFRS 16 provides specific disclosure requirements regarding COVID-19-related rent concessions. The amendment was adopted as of January 1, 2021 and had no impact on the financial statements for the year ended December 31, 2021 since the Company has not benefited from COVID-19 related rent concessions.

Amendment to IAS 1, Presentation of Financial statements or IAS 1 - IAS 1 has been revised to require the disclosure of material accounting policies rather than significant accounting policies and provides guidance to apply materiality judgments to accounting policy disclosure. The Company early adopted these amendments, and consequential amendments to other standards, for its annual audited financial statements for the year ended December 31, 2021 resulting in a reduction of its accounting policy disclosure in note 2 - Material accounting policies.

b) New Standards and interpretations not yet adopted

The IFRS accounting standards, amendments, and interpretations that the Company reasonably expects may have a material impact on the disclosures, the financial position or results of operations of the Company when applied at a future date are as follows:

Amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets (IAS 37) - IAS 37 has been revised to specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The cumulative effect of initially applying the amendment, if any, will be recorded as an adjustment to the opening retained earnings and comparative periods will not be restated. Earlier application is permitted. The Company has determined that the adoption of this modification as of January 1, 2022 will not have an impact on the provision presently recorded at December 31, 2021.

Amendment to IFRS 9 Financial Instruments (IFRS 9) - IFRS 9 has been revised to clarify the fees an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. The amendment is effective for annual reporting periods beginning on or after January 1, 2022 and is to be applied to financial liabilities that are modified after the date of adoption. Earlier application is permitted.

Amendments to IAS 8, Accounting policies, Changes in Accounting Estimates and Errors (IAS 8) and IAS 1, Presentation of Financial Statements (IAS 1) - The amendments to IAS 8 introduce a definition of accounting estimates and provide clarifications to distinguish accounting policies from accounting estimates. In addition, IAS 1 has been revised to clarify how to classify debt and other liabilities as current or non-current. The amendments help to determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments also include clarifying the classification requirements for debt an entity might settle by converting it into equity. The amendments are applicable retrospectively and is effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted.

Amendments to IAS 12, Income taxes (IAS 12) - The amendments to IAS 12 clarify the accounting for deferred tax assets or liabilities arising from a single transaction such as leases, namely that the scope of the recognition exemption no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted.

The Company is evaluating the impact of the amendments to IAS 8, IAS 1 and IAS 12 on its consolidated financial statements.